Financial instruments	3 Months Ended
Mar. 31, 2023
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
3/31/2023	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	--	4	20,428	--	20,432

Current assets	—	--	19,488	--	19,488

Cash and cash equivalents	--	--	8,285	--	8,285

Other financial assets	—	--	5,726	--	5,726	--	--	--	--
Term deposit		--	3,680	--	3,680	--	--	--	--
Restricted cash	--	--	2,046	--	2,046	--	--	--	--

Trade receivables, net	--	--	5,477	--	5,477

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940

Total liabilities	556	--	--	5,119	25,152

Current liabilities	--	--	--	2,778	3,822

Trade payables	--	--	--	2,590	2,590

Other financial liabilities	--	--	--	188	1,232	--	--	188	188
Current portion of long-term debt	--	--	--	188	188	--	--	188	188
Lease liability	--	--	--	--	1,044	--	--	--	n/a

Non-current liabilities	556	--	--	2,341	21,330

Other financial liabilities	556	--	--	2,341	21,330	--	--	3,476	3,476
Derivative financial instruments	556	--	--	--	556	--	--	556	556
Long-term debt	--	--	--	2,341	2,341	--	--	2,920	2,920
Lease liability	--	--	--	--	18,417	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2022	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	--	4	21,271	--	21,275

Current assets	--	--	20,331	--	20,331

Cash and cash equivalents	--	--	12,119	--	12,119

Other financial assets	--	--	2,047	--	2,047	--	--	--	--
Restricted cash	--	--	2,047	--	2,047	--	--	--	--

Trade receivables, net	--	--	6,165	--	6,165

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940

Total liabilities	--	--	--	2,837	22,587

Current liabilities	--	--	--	2,789	3,844

Trade payables	--	--	--	2,683	2,683

Other financial liabilities	--	--	--	106	1,161	--	--	106	106
Current portion of long-term debt	--	--	--	106	106	--	--	106	106
Lease liability	--	--	--	--	1,055	--	--	--	n/a

Non-current liabilities	--	--	--	48	18,743

Other financial liabilities	--	--	--	48	18,743	--	--	45	45
Long-term debt	--	--	--	48	48	--	--	45	45
Lease liability	--	--	--	--	18,679	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of equity securities is determined by multiplying their share price and the number of shares held.

In January 2023, the Company issued a promissory note (the ‘Anzu Note’) to the institutional investor Anzu Ventures II LLC ('Anzu’) in a principal amount of USD 3.2 million (€ 3.0 million). The Anzu Note matures on January 3, 2028, and includes interest payable monthly at a rate of 3% per annum. In addition, the Anzu Note includes a voluntary prepayment right for voxeljet, and, in the case of fundamental changes including a change of control in voxeljet, a right by voxeljet to repay the Anzu Note and a right by Anzu to require that voxeljet repurchases the Anzu Note. The aforementioned rights are considered to be embedded derivatives that have to be bifurcated. A one-time interest payment equal to the above principal amount of USD 3.2 million (€ 3.0 million) is required to be paid upon maturity or at time of prepayment. The terms of the Anzu Note include certain covenants and events of default.

The fair values of the derivative financial instruments embedded in the EIB loan that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates.

The Anzu Note contains an early prepayment right for the Company (call option) and a conditional early prepayment right for the lender (put option dependent on the occurrence of a Fundamental Change event). The initial analysis of the derivative financial instruments in connection with the early prepayment rights embedded in the Anzu Note was based on the analysis of the market rate of interest implied in the contract and the contractual strike interest rate underlying the call and put option. This qualitative analysis yielded a fair value of zero for the call option and a fair value equal to the intrinsic value of the put option. The result was confirmed by a Hull-White model using the US Treasury yield curve, the volatility thereof, the expected recovery rate and the default intensity (credit spread) as well as the mean reversion as input parameters. The fair value of the conditional put option at inception was derived in an iterative process based on the contractual terms of the Anzu Note, the strike price of the put option, likelihood of occurrence of a fundamental change event and the fair value of the combined instrument including the derivatives. The equilibrium (i.e. matching of the total fair value of the instrument with the funds received under the Anzu Note) yields the fair value of the put and the implied interest rate of the note without the put. The subsequent valuation of the call option is based on a qualitative assessment of changes in the credit conditions of the Company; the subsequent valuation of the conditional put option is based on the likelihood of occurrence of a fundamental change event and the updated implied interest rate using market yield curves. As of March 31, 2023, management assessed the likelihood of occurrence of a fundamental change event to be at 15%.

The following table presents the changes in level 3 instruments for the three months ended March 31, 2023, which were related to the Anzu Note as described above:

Non-current assets
(€ in thousands)	Derivative financial instruments
Balance at December 31, 2022	—
Addition	535
Revaluation	35
FX effect	(14)
Balance at March 31, 2023	556

Derivative financial instruments are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss as finance income or finance expense. Finance expense amounting to kEUR 35 was recognized for the three months ended March 31, 2023. Further, a gain from foreign currency valuation of kEUR 14 was recognized in other operating income for the three months ended March 31, 2023.

The fair value of embedded derivative financial instruments from the Anzu note are measured using inputs that are mostly not observable in the market and it has therefore been classified in Level 3. For the revaluation of put option voxeljet employs an external expert. The voxeljet team receives and reviews the calculation and makes appropriate postings on each balance sheet date. The external expert provides the calculation to the voxeljet team on a quarterly basis.

The fair value of the conditional put option might increase (decrease) based on an increase (decrease) in the estimated likelihood of occurrence of a fundamental change event. An increase (decrease) in the likelihood of one percentage point would lead to an increase (decrease) in the fair value of the put of kEUR 40.

The fair value of the other long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines, bank overdrafts and current portions of debt approximate their fair values.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of each quarter. As of March 31, 2023 and December 31, 2022, there were no transfers of financial instruments measured at fair value between level 1, level 2 and level 3.

As of March 31, 2023, the Company was in compliance with all covenants.